Going Concern (Tables)	12 Months Ended
Dec. 31, 2024
Going concern [Abstract]
Detailed information about the movement of tax transactions [Table Text Block]
The movement of tax transactions is as follows:

Description	Airport taxes and fees	Taxes payable		Total
		Social security	Other debts
Renegotiated debts	1,317,815	539,255	1,032,262	2,889,332
Reductions	(415,392)	(262,770)	(541,366)	(1,219,528)
Use of tax losses	—	(193,540)	(343,627)	(537,167)

Remaining balance	902,423	82,945	147,269	1,132,637

At December 31, 2024
Current	109,743	16,589	14,727	141,059
Non-current	792,680	66,356	132,542	991,578

Detailed information about The effects on the result of the tax transaction [Table Text Block]	The effects on the result of the tax transaction are presented below:

Description	Total

Operating result	57,460
Financial result	195,508
Total	252,968

The Company's working capital and liquid equity position [Table Text Block]

	December 31,		December 31,
Description	2024	2023	Variation	2022	Variation

Net working capital	(15,684,277)	(9,704,733)	(5,979,544)	(10,184,169)	479,436
Equity	(30,435,270)	(21,327,848)	(9,107,422)	(19,007,500)	(2,320,348)